Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 30.0%
DWS Core Equity Fund "Institutional" (a)	337,203	12,274,190
DWS Emerging Markets Equity Fund "Institutional" (a)	34,480	742,692
DWS ESG Core Equity Fund "Institutional" (a)	355,821	7,699,973
DWS RREEF Global Infrastructure Fund "Institutional" (a)	51,650	893,030
DWS RREEF Real Estate Securities Fund "Institutional" (a)	48,732	1,294,800
DWS Small Cap Core Fund "S" (a)	41,638	1,964,488
Total Equity — Equity Funds (Cost $13,444,883)		24,869,173

Equity — Exchange-Traded Funds 11.2%
iShares Core MSCI Europe ETF	26,354	1,478,987
iShares MSCI Japan ETF	37,307	2,474,573
iShares MSCI Pacific ex Japan ETF	24,521	1,169,652
SPDR S&P Emerging Asia Pacific ETF	23,635	2,917,920
SPDR S&P Global Natural Resources ETF	23,191	1,195,960
Total Equity — Exchange-Traded Funds (Cost $7,949,408)		9,237,092

Fixed Income — Bond Funds 24.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	415,514	3,714,698
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	181,248	1,455,420
DWS GNMA Fund "Institutional" (a)	674,874	9,185,031
DWS High Income Fund "Institutional" (a)	1,304,124	6,194,590
Total Fixed Income — Bond Funds (Cost $20,199,184)		20,549,739

Fixed Income — Exchange-Traded Funds 31.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	91,776	12,211,715
iShares JP Morgan USD Emerging Markets Bond ETF	7,429	798,395
iShares TIPS Bond ETF	23,172	3,004,481
iShares U.S. Treasury Bond ETF	127,828	3,404,060
Vanguard Total International Bond ETF	110,241	6,309,092
Total Fixed Income — Exchange-Traded Funds (Cost $25,146,667)		25,727,743
	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 0.6%
U.S. Treasury Bill, 0.054% (b), 5/19/2022 (c) (Cost $464,882)	465,000	464,807
	Shares	Value ($)

Fixed Income — Money Market Funds 2.4%
DWS Central Cash Management Government Fund , 0.04% (a) (d), 1/1/2030 (Cost $1,965,032)	1,965,032	1,965,032

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,170,056)	100.1	82,813,586
Other Assets and Liabilities, Net	(0.1)	(57,330)
Net Assets	100.0	82,756,256

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended November 30, 2021 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
Equity — Equity Funds 30.0%
DWS Core Equity Fund "Institutional" (a)
13,017,129	320,756	1,024,700	225,954	(264,949)	23,756	—	337,203	12,274,190
DWS Emerging Markets Equity Fund "Institutional" (a)
822,340	—	—	—	(79,648)	—	—	34,480	742,692
DWS ESG Core Equity Fund "Institutional" (a)
7,724,881	—	—	—	(24,908)	—	—	355,821	7,699,973
DWS RREEF Global Infrastructure Fund "Institutional" (a)
913,882	1,351	—	—	(22,203)	1,351	—	51,650	893,030
DWS RREEF Real Estate Securities Fund "Institutional" (a)
1,802,474	6,739	506,900	30,507	(38,020)	6,739	—	48,732	1,294,800
DWS Small Cap Core Fund "S" (a)
1,762,409	718,400	499,700	315,384	(332,005)	—	—	41,638	1,964,488
Fixed Income — Bond Funds 24.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
3,934,625	45,137	—	—	(265,064)	45,137	—	415,514	3,714,698
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
907,496	865,136	—	—	(317,212)	282,136	—	181,248	1,455,420
DWS GNMA Fund "Institutional" (a)
9,234,362	24,723	—	—	(74,054)	24,723	—	674,874	9,185,031
DWS High Income Fund "Institutional" (a)
5,524,298	819,917	—	—	(149,625)	70,817	—	1,304,124	6,194,590
Fixed Income — Money Market Funds 2.4%
DWS Central Cash Management Government Fund, 0.04% (a) (d)
3,491,260	3,404,180	4,930,408	—	—	223	—	1,965,032	1,965,032
49,135,156	6,206,339	6,961,708	571,845	(1,567,688)	454,882	—	5,410,316	47,383,944
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At November 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At November 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2022	20	2,581,145	2,616,250	35,105
Euro Stoxx 50 Index	EUR	12/17/2021	45	2,121,208	2,080,678	(40,530)
Total net unrealized depreciation						(5,425)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$24,869,173	$—	$—	$24,869,173
Equity — Exchange-Traded Funds	9,237,092	—	—	9,237,092
Fixed Income — Bond Funds	20,549,739	—	—	20,549,739
Fixed Income — Exchange-Traded Funds	25,727,743	—	—	25,727,743
Short- Term U.S. Treasury Obligations	—	464,807	—	464,807
Fixed Income — Money Market Funds	1,965,032	—	—	1,965,032
Derivatives (a)
Futures Contracts	35,105	—	—	35,105
Total	$82,383,884	$464,807	$—	$82,848,691
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(40,530)	$—	$—	$(40,530)
Total	$(40,530)	$—	$—	$(40,530)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (40,530)
Interest Rate Contracts	$ 35,105

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMACAT-PH1
R-080548-1 (1/23)